Schedule of Significant Components of the Provision For Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
Current	$ (19,194)		$ 165,226
Deferred			549
Total income tax (credit) expense	$ (19,194)		$ 165,775